Janus Henderson Overseas Fund Annual Fund Operating Expenses - Class A C S I N R T Shares [Member] - Janus Henderson Overseas Fund	Sep. 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.16%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.84%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.19%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.81%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.69%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.46%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.94%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.